Reverse Recapitalization (Details Narrative) - USD ($)						1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2024	Dec. 24, 2023	Dec. 21, 2023	Dec. 20, 2023	Dec. 19, 2023	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Apr. 30, 2025	Dec. 24, 2024	May 21, 2024
Warrant issued						201,965			201,965
Per share value				$ 0.01
Net proceeds						$ 4,500			$ 4,520,000	$ 4,000
Redemption of ordinary shares				73,706
Liability to its estimated fair value							$ 550,000
Non-cash gains (losses)							$ (551,000)	$ (531,000)	$ (751,000)	(693,000)
VWAP price									$ 7.00
Transaction costs						$ 982,000			$ 982,000
Equity-classified instruments costs		$ 2,354,000
Liability-classified instruments to expense		4,009,000
Unpaid transaction cost									99,000
PIPE Subscription Agreements [Member]
Net proceeds									$ 15,000
Sponsor PIPE Subscription Agreement [Member]
Shares of common stock					199,737
Per share value					$ 10.00
Purchase price of certain obligations					$ 1,997,000
New issues of Shares				199,737
Aggregate outstanding obligations				$ 1,997,000
Founder Shares [Member]
Forfeiture of shares				658,631
Private Warrants [Member]
Forfeiture of shares				400,000
Non Redemption Agreement [Member]
Converted into common stock				202,489
Earnout shares [Member]
Shares of common stock						1,750,000			1,750,000
Per share value						$ 12.50			$ 12.50
Aggregate shares									3,500,000
Liability in connection with the merger									$ 33,559,000
Liability to its estimated fair value						$ 1,240,000			1,240,000	1,680,000
Non-cash gains (losses)									$ 440,000	$ 31,879,000
Make Whole Shares [Member]
Liability in connection with the merger		2,071,000
Liability to its estimated fair value		$ 1,241,000
VWAP price									$ 7.00
Other non-cash gains									$ 830,000
Public Warrants [Member]
Warrant issued			6,000,000			6,000,000			6,000,000
Private Placement Warrants [Member]
Warrant issued			3,400,000
Common Class A [Member]
Shares of common stock						58,838,423	66,653,248		58,838,423	32,824,230	3,850,000
Common stock shares outstanding						58,838,423	66,653,248		58,838,423	32,824,230
Warrant issued											682,760
Per share value			$ 10.00
New issues of Shares	9,500,000								642,809	370,000
Aggregate shares			280,000
Additional shares of common stock													3,214,045
Common Class A [Member] | PIPE Subscription Agreements [Member]
Warrant issued						1,500,000			1,500,000
Aggregate shares purchase		1,975,000
Per share value		$ 10.00
Aggregate amount in cash		$ 19,750,000
Warrants to purchase shares exercisable		200,000
Warrants to purchase shares exercisable		1,750,000
Common Class A [Member] | PIPE Subscription Agreements [Member] | PIPE Investors [Member]
Warrant issued		1,950,000
Per share value		$ 0.01
Common Class A [Member] | Non Redemption Agreement [Member]
Converted into common stock				202,489
Common Class A [Member] | Earnout shares [Member]
Per share value						$ 15.00			$ 15.00
Additional shares of common stock						1,750,000			1,750,000
Common Class A [Member] | Make Whole Shares [Member]
Shares of common stock						2,454,737			2,454,737
Per share value						$ 10.00			$ 10.00
New issues of Shares		1,052,029							1,052,029
Per share value												$ 10.00
Common Class B [Member]
Shares of common stock						2,004,901	2,004,901		2,004,901	2,129,901
Common stock shares outstanding						2,004,901	2,004,901		2,004,901	2,129,901
Warrant [Member]
New issues of Shares				202,692
Legacy Mobix's [Member]
Transaction costs		$ 6,363,000
Unpaid transaction costs		$ 3,090,000
Legacy Mobix's [Member] | Sponsor PIPE Subscription Agreement [Member]
Converted into common stock					272,182
Per share value					$ 0.01
Warrants to purchase shares exercisable					272,454
Legacy Mobix's [Member] | Common Class A [Member]
Shares of common stock			18,139,258
Common stock shares outstanding			18,139,258
Conversion of notes into shares			30,045
Converted into common stock			150,953
Legacy Mobix's [Member] | Common Class A [Member] | Sponsor PIPE Subscription Agreement [Member]
Converted into common stock					272,182
Legacy Mobix's [Member] | Common Class B [Member]
Conversion of notes into shares			2,254,901